Capital structure and financing - C.6. Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,470	$ 1,553
Current financial assets	1,344	1,440
Non-current financial assets	126	113
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	87	73
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	343	386
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	73	77
Financial assets at amortised cost | Prepayments and accrued income
Disclosure of fair value measurement of assets [line items]
Financial assets	129	145
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	25	18
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	127	90
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	158	145
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	528	619
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,704	5,577
Current financial liabilities	2,335	1,753
Non-current financial liabilities	4,370	3,824
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,542	5,763
Current financial liabilities	2,335	1,753
Non-current financial liabilities	4,207	4,010
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	4,580	3,785
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	4,418	3,971
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	282	288
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	282	288
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	335	304
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	335	304
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	56
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0	56
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	239	0
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	239	0
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	483	420
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	483	420
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	383	353
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	383	353
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	402	371
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 402	$ 371